Goodwill (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill at beginning of year	$ 1,289,671	$ 1,134,966
Accumulated impairment loss at beginning of year	(360,557)	(360,557)
Goodwill balance at beginning of year, net	929,114	774,409
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	845	146,702
Goodwill recognized in respect of prior period acquisitions, during the year	1,854	(530)
Foreign currency exchange adjustment, during the year	(26,466)	8,533
Goodwill at end of year	1,265,904	1,289,671
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	905,347	929,114
Canada
Goodwill [Roll Forward]
Goodwill at beginning of year	409,296	372,596
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	409,296	372,596
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	371	28,167
Goodwill recognized in respect of prior period acquisitions, during the year	272	0
Foreign currency exchange adjustment, during the year	(26,466)	8,533
Goodwill at end of year	383,473	409,296
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	383,473	409,296
United States South [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	421,108	350,126
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	421,108	350,126
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	474	71,512
Goodwill recognized in respect of prior period acquisitions, during the year	1,582	(530)
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	423,164	421,108
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	423,164	421,108
United States Northeast [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	459,267	412,244
Accumulated impairment loss at beginning of year	(360,557)	(360,557)
Goodwill balance at beginning of year, net	98,710	51,687
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	0	47,023
Goodwill recognized in respect of prior period acquisitions, during the year	0	0
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	459,267	459,267
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	$ 98,710	$ 98,710